Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Corporate Bonds (0.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.3%)
United Airlines Pass Through Trust, Series 2016-2, Class A
3.100%, 4/7/30	189,428	180
United Airlines Pass Through Trust, Series 2016-2, Class AA
2.875%, 4/7/30	189,428	181

Total		361

Industrial (0.4%)
Vessel Management Services, Inc.
3.432%, 8/15/36	487,000	488

Total		488

Total Corporate Bonds (Cost: $865)		849

Governments (102.8%)
Governments (102.8%)
Federal National Mortgage Association
5.625%, 4/17/28	100,000	124
Residual Funding Corp. Stripped
0.000%, 4/15/30 b	4,800,000	3,496
0.000%, 10/15/20 b	2,000,000	1,925
Resolution Funding Corp. Stripped
0.000%, 4/15/28	400,000	311
Tennessee Valley Authority Stripped
0.000%, 5/1/30	500,000	356
US Treasury
1.875%, 7/31/22 b	8,000,000	7,909
2.000%, 10/31/21 b	2,700,000	2,684
2.000%, 6/30/24	700,000	691
2.125%, 8/15/21	400,000	399
2.125%, 3/31/24	1,000,000	995
2.125%, 5/15/25	410,000	406
2.500%, 2/15/45 b	2,660,000	2,515
2.500%, 2/15/46	940,000	886
2.500%, 5/15/46	1,710,000	1,611
2.625%, 12/31/23	400,000	407
2.750%, 8/15/42	300,000	299
2.750%, 11/15/42	400,000	399
2.875%, 5/15/43 b	3,710,000	3,775
2.875%, 8/15/45 b	5,180,000	5,261
3.000%, 5/15/42	530,000	553
3.000%, 11/15/44	390,000	405
3.000%, 11/15/45	370,000	385
3.000%, 2/15/48	330,000	342
3.000%, 8/15/48	700,000	726
3.000%, 9/30/25	100,000	104
3.000%, 10/31/25	120,000	125
3.125%, 2/15/43 b	10,710,000	11,371
3.125%, 8/15/44 b	21,230,000	22,554
3.125%, 5/15/48 b	2,430,000	2,583
3.375%, 5/15/44 b	15,040,000	16,658
3.375%, 11/15/48	360,000	402
3.500%, 2/15/39	50,000	57
3.625%, 8/15/43 b	5,950,000	6,851
3.750%, 11/15/43 b	5,600,000	6,579

Governments (102.8%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.875%, 8/15/40	40,000	48
4.250%, 11/15/40 b	2,400,000	3,012
4.375%, 2/15/38 b	2,240,000	2,838
4.500%, 5/15/38 b	1,440,000	1,855
US Treasury Inflation Index Bond
0.125%, 4/15/22	310,449	307
0.375%, 1/15/27	72,929	72
0.375%, 7/15/27	627,660	623
0.500%, 1/15/28	1,061,226	1,059
0.625%, 1/15/26	31,775	32
0.750%, 7/15/28	1,303,549	1,333
1.000%, 2/15/48	408,284	418
1.375%, 2/15/44	140,379	155
1.750%, 1/15/28	432,526	478
2.500%, 1/15/29	398,599	473
3.625%, 4/15/28	155,599	198
US Treasury Stripped
0.000%, 8/15/34	850,000	564
0.000%, 11/15/43	700,000	349

Total		117,958

Total Governments (Cost: $116,953)		117,958

Structured Products (20.7%)
Asset Backed Securities (0.8%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
3.240%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	81,414	81
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
3.721%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	52,034	52
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430%, 12/16/24 144A	600,000	607
SLM Student Loan Trust, Series 2003-7A, Class A5A
3.811%, (ICE LIBOR USD 3 Month plus 1.200%), 12/15/33 144A	119,260	119
SLM Student Loan Trust, Series 2008-9, Class A
4.271%, (ICE LIBOR USD 3 Month plus 1.500%), 4/25/23	89,187	90

Total		949

Mortgage Securities (19.9%)
BWAY Mortgage Trust, Series 2013-1515, Class A2
3.454%, 3/10/33 144A	300,000	306
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A
2.778%, (CSTR), 11/10/31 144A	600,000	597
COMM Mortgage Trust, Series 2018-HOME, Class A
3.815%, (AFC), 4/10/33 144A	200,000	208

Long-Term U.S. Government Bond Portfolio

Structured Products (20.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A
3.140%, 10/10/36 144A	700,000	695
Core Industrial Trust, Series 2015-WEST, Class C
3.494%, 2/10/37 144A	300,000	302
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3
4.010%, (CSTR), 7/25/33	868	1
DBWF Mortgage Trust, Series 2016-85T, Class A
3.791%, 12/10/36 144A	800,000	831
Federal Home Loan Mortgage Corp., Series 2752, Class EZ
5.500%, 2/15/34	272,081	302
Federal Home Loan Mortgage Corp., Series 4092, Class AY
3.000%, 8/15/32 b	2,200,000	2,180
Federal Home Loan Mortgage Corp., Series 4387, Class AZ
4.000%, 9/15/44 b	2,393,718	2,520
Federal Home Loan Mortgage Corp., Series 4398, Class ZX
4.000%, 9/15/54	715,730	771
Federal Home Loan Mortgage Corp., Series 4830, Class ZG
3.000%, 4/15/53	688,323	652
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
3.732%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	10,182	10
Federal National Mortgage Association
3.040%, 12/1/30	353,827	355
3.090%, 12/1/36	600,000	575
3.600%, 2/1/40	633,793	649
5.000%, 6/1/35	56,541	61
5.000%, 2/1/36	86,302	93
Federal National Mortgage Association TBA
3.000%, 4/10/49	1,500,000	1,494
3.000%, 6/13/49	1,400,000	1,392
4.000%, 4/10/49	1,200,000	1,234
4.000%, 5/13/49 b	2,600,000	2,672
5.500%, 4/10/49	200,000	213
Federal National Mortgage Association, Series 2007-39, Class NZ
4.250%, 5/25/37	331,584	342

Structured Products (20.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2016-61, Class ML
3.000%, 9/25/46	900,000	862
GS Mortgage Securities Trust, Series 2015-590M, Class B
3.805%, (CSTR), 10/10/35 144A	300,000	300
Hilton USA Trust, Series 2016-HHV, Class A
3.719%, 11/5/38 144A	300,000	306
Hilton USA Trust, Series 2016-HHV, Class C
4.194%, (CSTR), 11/5/38 144A	400,000	408
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A
4.398%, (CSTR, AFC), 5/25/33	1,825	2
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB
3.514%, 12/15/49	700,000	719
Morgan Stanley Capital I Trust, Series 2018- MP, Class A
4.418%, 7/11/40 144A	100,000	108
MSSG Trust, Series 2017-237P, Class A
3.397%, 9/13/39 144A	700,000	706
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
3.142%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	4,464	4
VNDO Trust, Series 2016-350P, Class A
3.805%, 1/10/35 144A	800,000	827
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1, Class A
4.591%, (CSTR, AFC), 3/25/34	10,767	11
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.526%, 11/10/36 144A	100,000	102

Total		22,810

Total Structured Products (Cost: $23,781)		23,759

Short-Term Investments (1.0%)
Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390%#	1,133,560	1,134

Total		1,134

Total Short-Term Investments (Cost: $1,134)		1,134

Total Investments (125.2%) (Cost: $142,733)@		143,700

Other Assets, Less Liabilities (-25.2%)		(28,902)

Net Assets (100.0%)		114,798

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
US Treasury	BMO Harris Bank NA	2.650%	3/19/2019	Open	USD	(4,914)	$(4,914)

							$(4,914)

Long-Term U.S. Government Bond Portfolio

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	3.500%	4/1/49	$(2,200)	$(2,206)	$(2,231)
Federal National Mortgage Association TBA	4.500%	4/12/48	(900)	(932)	(938)

			$(3,100)	$(3,138)	$(3,169)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
CME Three-Month Eurodollar Future	Long	USD	18,750	75	6/19	$18,273	$81	$(3)
CME Three-Month Eurodollar Future	Short	USD	18,750	75	6/20	18,333	(167)	16
Five-Year US Treasury Note Future	Short	USD	200	2	6/19	232	(1)	—	p
Ten-Year US Treasury Note Future	Short	USD	1,200	12	6/19	1,491	(12)	3
Ultra Long Term US Treasury Bond Future	Long	USD	16,500	165	6/19	27,720	589	(52)
Ultra Ten-Year US Treasury Note Future	Short	USD	29,600	296	6/19	39,303	(168)	71

							$322	$35

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	2.643%	3/22	8,700	USD	$1	$(41)	$(40)	$5
3-Month USD-LIBOR	1.750%	12/26	3,110	USD	123	8	131	9
3-Month USD-LIBOR	2.250%	6/28	1,800	USD	24	(4)	20	6
3-Month USD-LIBOR	2.500%	6/46	1,300	USD	33	(3)	30	5
3-Month USD-LIBOR	1.750%	6/47	600	USD	104	3	107	2
3-Month USD-LIBOR	2.384%	9/47	2,000	USD	101	(5)	96	9
3-Month USD-LIBOR	2.750%	12/47	800	USD	(26)	(2)	(28)	4

					$360	$(44)	$316	$40

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	2.600%	3/21	8,700	USD	$(1)	$31	$30	$(6)

					$(1)	$31	$30	$(6)

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - Ten-Year US Treasury Note Future	USD	1,000	$124.000	4/19	10	$(6)
Put - Five-Year US Treasury Note Future	USD	1,000	122.000	4/19	10	—	p

(Premiums Received $3)						$(6)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$40	$90	$130	$(6)	$(55)	$(61)	$(6)

Long-Term U.S. Government Bond Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
b

Cash or securities with an aggregate value of $109,238 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2019.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the value of these securities (in thousands) was $6,503 representing 5.7% of the net assets.

#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $135,281 and the net unrealized appreciation of investments based on that cost was $998 which is comprised of $1,740 aggregate gross unrealized appreciation and $742 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$849	$—
Governments	—	117,958	—
Structured Products	—	23,759	—
Short-Term Investments	1,134	—	—
Other Financial Instruments^
Futures	670	—	—
Interest Rate Swaps	—	414	—

Total Assets:	$1,804	$142,980	$—

Liabilities:
Other Financial Instruments^
Futures	(348)	—	—
Written Options	(6)	—	—
Interest Rate Swaps	—	(68)	—
Reverse Repurchase Agreements	—	(4,914)	—
Securities Sold Short	—	(3,169)	—

Total Liabilities:	$(354)	$(8,151)	$—

^

Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand